LEASES Schedule of Supplemental Balance Sheet (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 25,609,000	$ 0
Accounts payable and accrued liabilities	5,933,000	0
Operating lease liabilities	25,154,000	0
Total operating lease liabilities	31,087,000
Finance Leases
Property and equipment, gross	1,383,000
Accumulated depreciation	(1,194,000)
Property and equipment, net	189,000
Accounts payable and accrued liabilities	379,000	533,000
Long-term obligations	208,000	$ 558,000
Total finance lease liabilities	$ 587,000
Weighted Average Remaining Lease Term
Operating leases	7 years 1 month 6 days
Finance leases	1 year 7 months 6 days
Weighted Average Discount Rate
Operating leases	2.60%
Finance leases	3.50%